Commitments and Contingencies - Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements (Details)	Dec. 31, 2024 USD ($)
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements [Line Items]
Contingent milestone payments, Subtotal	$ 17,750,000
Contingent milestone payments, Net	17,896,417
Preclinical to IND filing [Member]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements [Line Items]
Contingent milestone payments, Subtotal	30,000
From entering phase 1 to before first commercial sale [Member]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements [Line Items]
Contingent milestone payments, Subtotal	2,120,000
First commercial sale [Member]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements [Line Items]
Contingent milestone payments, Subtotal	1,600,000
Net sales amount more than certain threshold in a year [Member]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements [Line Items]
Contingent milestone payments, Subtotal	14,000,000
Before FDA approval [Member]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements [Line Items]
Contingent milestone payments, Net	$ 146,417